INVESTMENTS (Details Narrative) - USD ($)	Sep. 11, 2017	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Percentage of interest purchase from investment company	2.50%
[custom:PercentageOfInvestment-0]		50.00%
Investments In Health 360 Pte Ltd Member
IfrsStatementLineItems [Line Items]
Investment in Joint Venture, Total		$ 379	$ 373